Short-term investments (Tables)	6 Months Ended
Jun. 30, 2014
Short-term investments [Abstract]
Schedule of Short-term Investments
	June 30, 2014
		US$ (Unaudited)
	Aggregate fair value	Cost	Unrealized loss
Short-term investments:
Trading securities	1,566,910	1,656,966	(90,056)